Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Investments, at fair value	$ 284,552,582	$ 247,538,479
Investments, at contract value
Group Annuity Contract	11,584,909	10,197,192
Total Investments	296,137,491	257,735,671
Receivables
Employer Contributions	388,120	377,195
Notes Receivable from Participants	3,135,467	2,791,900
Total Receivables	3,523,587	3,169,095
Total Assets	299,661,078	260,904,766
Liabilities
Administrative Expense Payable	40	80
Total Liabilities	40	80
Net Assets Available for Benefits	299,661,038	260,904,686
Common Stock
Investments, at fair value
Investments, at fair value	8,468,288	8,986,228
Mutual Funds
Investments, at fair value
Investments, at fair value	272,572,806	236,673,791
Self-Directed Brokerage
Investments, at fair value
Investments, at fair value	$ 3,511,488	$ 1,878,460